Prepayments and Premiums Under Operating Leases (Details) - Schedule of prepayments and premiums under operating leases - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepayments and premiums under operating leases [Abstract]
Beginning balance, At January 1	$ 2,336,471	$ 2,450,267
additions for the year	21,739	21,757
charge for the year	(94,699)	(96,743)
translation adjustment	156,389	(38,810)
Ending balance, At December 31	$ 2,419,900	$ 2,336,471